Offerings	Oct. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 76,500,000
Amount of Registration Fee	$ 10,564.65
Offering Note	Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form S-3ASR (File No. 333-287708) on May 30, 2025 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table in Item 14 of the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Premium Purchase Contract for Common Stock, $0.0001 parvalue per share
Maximum Aggregate Offering Price	$ 78,750,000
Amount of Registration Fee	$ 10,875.38
Offering Note	Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form S-3ASR (File No. 333-287708) on May 30, 2025 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table in Item 14 of the Registration Statement.